Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating Risk [Abstract]
Accounts receivable written off		$ 7	$ 17
(Provision for) reversal of credit losses, net	(2)	(67)	$ 76
Allowances for credit losses	$ 22	$ 24